Tax - Tax Charge (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Current tax charge/(credit)
Current year	[1]	£ 327		£ 94		£ (489)
Adjustments in respect of prior years		(50)		(200)		44
Total		277	[2]	(106)	[2]	(445)
Deferred tax charge/(credit)
Current year		157		372		1,862
Adjustments in respect of prior years		(102)		(37)		(65)
Total		55		335		1,797
Tax charge		332		229	[1]	1,352	[1],[3]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		(332)		(229)	[1]	(1,352)	[1],[3]
IAS 12 [member] | Increase (decrease) due to changes in accounting policy [member]
Deferred tax charge/(credit)
Tax charge		(171)		(175)		(174)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		£ 171		£ 175		£ 174

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Due to the IAS 12 update impacting AT1 tax credits, the 2018 comparative has been restated to reflect the £175m tax credit in the income statement , whereas it was previously recorded in retained earnings

[3]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39